Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 3,087,223	$ 434,826
Between 1 and 2 years	1,571,707	221,370
Between 2 and 3 years	¥ 1,051,621	$ 148,118